CONVERTIBLE NOTES - 2021 Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 23, 2020 CNY (¥) item shares	Nov. 18, 2019 USD ($) $ / shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 shares
Debt Instrument [Line Items]
Conversion of convertible notes (in shares) | shares					40,809,861
Inducement Charge			¥ 121,056	$ 18,477
ConvertibleNotePurchase AgreementWithPacificBridget Overseas Pionner 1
Debt Instrument [Line Items]
Total principal amount		$ 4,920
Interest (as a percent)		11.00%
Debt Issuance Costs, Gross		$ 100
Number of trading days | item	30
Volume weighted average stock price percentage	78.00%
Conversion of convertible notes (in shares) | shares	136,279,973
Inducement Charge | ¥	¥ 121,100
ADS | ConvertibleNotePurchase AgreementWithPacificBridget Overseas Pionner 1
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio		196.1
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock		$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.10